Geographic and Significant Customer Information (Details)	12 Months Ended
Dec. 31, 2023
Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Geographic and Significant Customer Information (Details) [Line Items]
Revenue percentage	10.00%